Net Loss per Share Attributable to Common Stockholders - Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	107,588	110,491
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	87,497	87,497
Stock Options Issued and Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	19,484	21,917
Common Stock Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	607	1,077